[PHOTO OMITTED]

       Smith Barney
       California
       Municipals
       Fund Inc.

       [PHOTO OMITTED]

       -------------
       ANNUAL REPORT
       -------------

       February 28, 1999

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(R)

Smith Barney California
Municipals Fund Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney California Municipals Fund Inc. ("Fund") seeks to provide California investors with as high a level of dividend income exempt from Federal income taxes and California state personal income tax as is consistent with conservative investment management and the preservation of capital. (Please note that a portion of the income from this Fund may be subject to the Alternative Minimum Tax.)

Smith Barney California Municipals Fund Inc.
Average Annual Total Returns
February 28, 1999

                                                   Without Sales Charges(1)
                                              ---------------------------------
                                              Class A      Class B    Class L(2)
================================================================================
One-Year                                        5.02%        4.56%       4.45%
--------------------------------------------------------------------------------
Five-Year                                       7.45         6.90         N/A
--------------------------------------------------------------------------------
Ten-Year                                        8.28          N/A         N/A
--------------------------------------------------------------------------------
Since Inception+                                8.95         7.81       10.35
================================================================================

                                                    With Sales Charges(3)
                                              ---------------------------------
                                              Class A      Class B    Class L(2)
================================================================================
One-Year                                        0.81%        0.07%       2.42%
--------------------------------------------------------------------------------
Five-Year                                       6.58         6.74         N/A
--------------------------------------------------------------------------------
Ten-Year                                        7.84          N/A         N/A
--------------------------------------------------------------------------------
Since Inception+                                8.65         7.81       10.10
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2)   On June 12, 1998, Class C shares were renamed Class L shares.

(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

We are very optimistic about the prospects for California's economy. Throughout 1998, we saw solid employment growth led primarily by high tech manufacturing and construction. These gains in turn caused personal income levels to rise in the Golden State as well as higher commercial and residential real estate prices. Even as severe recessions wreaked havoc on many Asian economies (California's largest export destinations) during the reporting period, overall exports remained strong.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

          Class A           SHRCX
          Class B           SCABX
          Class L           SCACX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter............................................................ 1

Historical Performance........................................................ 3

Smith Barney California Municipals Fund Inc.
at a Glance................................................................... 5

Schedule of Investments....................................................... 6

Statement of Assets and Liabilities.......................................... 20

Statement of Operations...................................................... 21

Statements of Changes in Net Assets.......................................... 22

Notes to Financial Statements................................................ 23

Financial Highlights......................................................... 27

Independent Auditors' Report................................................. 30

Additional Shareholder Information........................................... 31

Tax Information.............................................................. 32

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO OMITTED]                         [PHOTO OMITTED]

HEATH B. MCLENDON                       JOSEPH P. DEANE

Chairman                                Vice President and
                                        Investment Officer

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney California Municipals Fund Inc. ("Fund") for the year ended February 28, 1999. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. Detailed summaries of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

A Special Discipline Series Fund

The Smith Barney California Municipals Fund is part of the Special Discipline Series of Smith Barney Mutual Funds. The Special Discipline Series Funds are mutual funds that explore opportunities in a narrower sector of the market or by using a narrower investment focus.

Performance Update and Investment Strategy

For the year ended February 28, 1999, the Fund had a total return of 5.02%, 4.56% and 4.45% for its Class A, B and L shares, respectively, excluding sales charges. In comparison, the Fund's Lipper Inc. peer group average posted a total return of 6.43% over the same period. (Lipper Inc. is a major fund-tracking organization.) Over the year covered by this report, the Fund distributed income dividends totaling $0.80 per Class A share. Based on its net asset value (NAV) of $16.93 as of February 28, 1999, and the current income dividend rate of $0.063 for Class A shares, this equates to an annualized distribution rate of 4.47%. For a California resident in the combined federal and state income tax bracket of 45.3%, the Fund's tax-free yield of 4.47% is equivalent to a taxable yield of 8.17%.

As noted, the Fund seeks to provide California investors with as high a level of income exempt from federal income taxes and California state personal income tax as is consistent with conservative investment management and the preservation of capital. As of February 28, 1999, the Fund's average weighted maturity was approximately 19.3 years. At the end of February, 98% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's corporation or Moody's Investors Service Inc., with roughly 68% of the Fund invested in AAA-rated bonds, the highest possible rating.

California Economic Highlights

We are very optimistic about the prospects for California's economy. Throughout 1998, we saw solid employment growth led primarily by high tech manufacturing and construction. These gains in turn caused personal income levels to rise in the Golden State as well as higher commercial and residential real estate prices. Even as severe recessions wreaked havoc on many Asian economies (California's largest export destinations) during the reporting period, overall exports remained strong.

We think that all of these positive factors should exert a favorable influence on California's future growth potential. California's economy is currently robust and well diversified and good economic conditions should enable the Golden State to maintain its leadership role in the U.S. economy for many years to come.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   1

Municipal Bond Market Update and Outlook

During the Fund's reporting period, the bond markets have not been dull. Beginning with the Asian crisis, Russia's default and the problems with a major hedge fund we have certainly seen some turbulence. The bottom line though is that inflation is near historic lows, the U.S. economy is quite solid and the Federal Reserve Board ("Fed") has adopted a more accommodative stance for short-term rates. It all adds up to a positive backdrop for bonds.

In our view, the large drop in rates last year in the U.S. government bond market was not caused by economic fundamentals but primarily the unwinding of huge short positions by major hedge funds. In fact, 1998 was the first year in recent memory where the economic fundamentals seemed to mean so little to the bond market.

Over the short term, we do not think that Fed monetary policy will be influenced by conditions in the financial markets. We think that any future Fed decisions on rates will be driven by the state of the U.S. economy. Unless there are any signs of inflationary pressures, we do not anticipate any Fed tightening in the coming months. However, if the U.S. economy begins to re-accelerate and labor markets continue to tighten, the Fed may raise rates in the second half of 1999.

As we have noted, the fundamentals -- low inflation and a benign Fed monetary policy are favorable for the bond markets. We think these positive conditions should be with us in the coming months. As you get closer to a presidential election year, the economy may pick-up. At that point we may take a more conservative stance in the Fund than we currently follow. We believe that the economy should be our guide, because it will be the key factor affecting future Fed monetary policy.

We think that the pattern established in 1998 between municipal bonds and taxable bonds should hold true for the rest of 1999. In rallies, municipal bonds generally underperform versus U.S. government bonds and corporate bonds. That happened in July, August, September and October of last year. However, with long-term municipal bonds yielding roughly 94% of long-term U.S. Treasury bonds, we think that municipal bonds are very attractive on a relative basis. If rates do rise, the volume of new issues and refunding deals in the municipal bond market will decrease, causing more favorable supply and demand conditions, providing support for municipal bond prices thus outperforming long-term U.S. Treasuries.

In closing, thank you for your investment in Smith Barney California Municipals Fund. We encourage you to visit our Web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals.

Sincerely,

/s/ Heath B. McLendon               /s/ Joseph P. Deane

Heath B. McLendon                   Joseph P. Deane
Chairman                            Vice President and
                                    Investment Officer

April 6, 1999


--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                        Net Asset Value
                                   -------------------------
                                   Beginning            End            Income        Capital Gain         Return            Total
Year Ended                          of Year           of Year         Dividends      Distributions      of Capital        Returns(1)
====================================================================================================================================
2/28/99                             $16.99            $16.93            $0.80            $0.10             $0.00             5.02%
------------------------------------------------------------------------------------------------------------------------------------
2/28/98                              16.26             16.99             0.84             0.23              0.00            11.44
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                              16.31             16.26             0.85             0.20              0.00             6.37
------------------------------------------------------------------------------------------------------------------------------------
2/29/96                              15.40             16.31             0.84             0.03              0.00            11.93
------------------------------------------------------------------------------------------------------------------------------------
2/28/95                              16.15             15.40             0.89             0.19              0.00             2.46
------------------------------------------------------------------------------------------------------------------------------------
2/28/94                              16.70             16.15             0.84             0.65              0.00             5.92
------------------------------------------------------------------------------------------------------------------------------------
2/28/93                              15.78             16.70             0.97             0.29              0.04            14.76
------------------------------------------------------------------------------------------------------------------------------------
2/29/92                              15.66             15.78             1.05             0.27              0.00             9.50
------------------------------------------------------------------------------------------------------------------------------------
2/28/91                              15.61             15.66             1.07             0.12              0.00             8.29
------------------------------------------------------------------------------------------------------------------------------------
2/28/90                              15.33             15.61             1.07             0.00              0.00             9.02
====================================================================================================================================
  Total                                                                 $9.22            $2.08             $0.04
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                        Net Asset Value
                                   -------------------------
                                   Beginning            End            Income        Capital Gain         Return            Total
Year Ended                          of Year           of Year         Dividends      Distributions      of Capital        Returns(1)
====================================================================================================================================
2/28/99                             $16.98            $16.93            $0.71            $0.10             $0.00             4.56%
------------------------------------------------------------------------------------------------------------------------------------
2/28/98                              16.25             16.98             0.76             0.23              0.00            10.88
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                              16.32             16.25             0.77             0.20              0.00             5.73
------------------------------------------------------------------------------------------------------------------------------------
2/29/96                              15.40             16.32             0.76             0.03              0.00            11.39
------------------------------------------------------------------------------------------------------------------------------------
2/28/95                              16.15             15.40             0.80             0.19              0.00             1.89
------------------------------------------------------------------------------------------------------------------------------------
2/28/94                              16.70             16.15             0.76             0.65              0.00             5.40
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 2/28/93                15.84             16.70             0.28             0.29              0.01             9.27+
====================================================================================================================================
  Total                                                                 $4.84            $1.69             $0.01
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                        Net Asset Value
                                   -------------------------
                                   Beginning            End            Income        Capital Gain         Return            Total
Year Ended                          of Year           of Year         Dividends      Distributions      of Capital        Returns(1)
====================================================================================================================================
2/28/99                             $16.97            $16.91            $0.70            $0.10             $0.00             4.45%
------------------------------------------------------------------------------------------------------------------------------------
2/28/98                              16.24             16.97             0.75             0.23              0.00            10.83
------------------------------------------------------------------------------------------------------------------------------------
2/28/97                              16.31             16.24             0.77             0.20              0.00             5.68
------------------------------------------------------------------------------------------------------------------------------------
2/29/96                              15.40             16.31             0.76             0.03              0.00            11.30
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 2/28/95                14.19             15.40             0.23             0.19              0.00            11.72+
====================================================================================================================================
  Total                                                                 $3.21            $0.75             $0.00
====================================================================================================================================


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   3

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                        Net Asset Value
                                   -------------------------
                                   Beginning            End            Income        Capital Gain         Return            Total
Year Ended                         of Period         of Period        Dividends      Distributions      of Capital        Returns(1)
====================================================================================================================================
Inception* -- 2/28/99               $17.19            $16.93            $0.39            $0.10             $0.00            1.34%+
====================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                          Without Sales Charges(1)
                                        -------------------------------------------------------------
                                        Class A          Class B           Class L            Class Y
=====================================================================================================
Year Ended 2/28/99                        5.02%            4.56%             4.45%              N/A
-----------------------------------------------------------------------------------------------------
Five Years Ended 2/28/99                  7.45             6.90               N/A               N/A
-----------------------------------------------------------------------------------------------------
Ten Years Ended 2/28/99                   8.28              N/A               N/A               N/A
-----------------------------------------------------------------------------------------------------
Inception* through 2/28/99                8.95             7.81             10.35              1.34%+
=====================================================================================================

                                                          Without Sales Charges(2)
                                        -------------------------------------------------------------
                                        Class A          Class B           Class L            Class Y
=====================================================================================================
Year Ended 2/28/99                        0.81%            0.07%             2.42%              N/A
-----------------------------------------------------------------------------------------------------
Five Years Ended 2/28/99                  6.58             6.74               N/A               N/A
-----------------------------------------------------------------------------------------------------
Ten Years Ended 2/28/99                   7.84              N/A               N/A               N/A
-----------------------------------------------------------------------------------------------------
Inception* through 2/28/99                8.65             7.81             10.10              1.34%+
=====================================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (2/28/89 through 2/28/99)                                121.64%
--------------------------------------------------------------------------------
Class B (Inception* through 2/28/99)                              60.75
--------------------------------------------------------------------------------
Class L (Inception* through 2/28/99)                              52.64
--------------------------------------------------------------------------------
Class Y (Inception* through 2/28/99)                               1.34%+
================================================================================

(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase, this CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, L and Y shares are April 9, 1984, November 6, 1992, November 14, 1994 and September 22, 1998 respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the Smith Barney California Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Fund Average+

--------------------------------------------------------------------------------

                         February 1989 -- February 1999

  [The following table was depicted as a line graph in the printed material.]

                      SB Cal Muni      Lehman Muni Bond        Lipper Cal
     2/89                 9599               10000               10000
     2/90                10465               11026               10896
     2/91                11333               12044               11775
     2/92                12221               13246               12897
     2/93                14025               15070               14701
     2/94                14853               15905               15511
     2/95                15217               16204               15550
     2/96                17091               17994               17164
     2/97                18180               18986               17992
     2/98                20260               20722               19679
     2/99                21276               22093               20091

--------------------------------------------------------------------------------

+ Hypothetical illustration of $10,000 invested in Class A shares on February 28, 1989, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 1999. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper California Municipal Fund Average is composed of an average of the Fund's peer group of 108 mutual funds investing in California municipal bonds as of February 28, 1999. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification*
--------------------------------------------------------------------------------

   [The following table was depicted as a bar graph in the printed material.]

 7.5%         Education
 5.3%         Escrowed to Maturity
 6.0%         General Obligation
13.3%         Hospitals
 3.9%         Housing: Multi-Family
 2.4%         Housing: Single-Family
 3.2%         Pre-Refunded
 6.1%         Tax Allocation
 3.8%         Transportation
 4.5%         Utilities
21.9%         Water & Sewer
22.1%         Other

* As a percentage of total investments.

Summary of Investments by Combined Ratings
--------------------------------------------------------------------------------

                         Standard                 Percentage
      Moody's            & Poor's            of Total Investments
--------------------------------------------------------------------------------
        Aaa                 AAA                      67.7%

        Aa                  AA                       12.5

         A                   A                       13.2

        Baa                 BBB                       5.0

        Ba                  BB                        0.3

      VMIG 1                A-1                       0.5

        NR                  NR                        0.8
                                                  --------

                                                    100.0%
                                                  ========


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   5

--------------------------------------------------------------------------------
Schedule of Investments                                        February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Education -- 7.5%
    $2,000,000   AAA       Adelanto School District, Series B, FGIC-Insured,
                             zero coupon due 9/1/18                                                                    $   747,500
                           California Educational Facilities Authority Revenue:
     6,125,000   Baa3*       Pooled College & University Project, Series A, 5.500% due 7/1/15                            6,408,280
                             Southwestern University Project:
     2,635,000   A3*           6.600% due 11/1/14                                                                        2,980,844
     4,505,000   A3*           6.700% due 11/1/24                                                                        5,079,388
     2,500,000   A3*         University of San Diego, 6.500% due 10/1/22                                                 2,790,625
                           California State Public Works Board, Lease Revenue:
     1,000,000   A           High Technology Facility, San Jose Facilities, Series A, 7.750% due 8/1/06                  1,155,000
                             Various California State University Projects:
                               Series B:
     3,085,000   A1*             5.400% due 9/1/13                                                                       3,308,661
     3,245,000   A1*             5.450% due 9/1/14                                                                       3,464,038
     2,425,000   A1*             5.500% due 9/1/15                                                                       2,582,625
     1,400,000   A1*             5.550% due 9/1/16                                                                       1,487,500
                               Series C, AMBAC-Insured:
     6,590,000   AAA             5.000% due 9/1/13                                                                       6,787,700
     6,000,000   AAA             5.000% due 9/1/14                                                                       6,135,000
     6,000,000   AAA       Campbell Unified School District, FGIC-Insured, 5.000% due 8/1/17                             6,060,000
     1,400,000   AAA       Eastside Unified High School District, Santa Clara County, Series B,
                             FGIC-Insured, 5.000% due 9/1/18                                                             1,401,750
     1,750,000   AAA       Escondido Unified School District, Series A, FGIC-Insured, 5.125% due 9/1/15                  1,802,500
     2,545,000   AAA       King City, CA Joint Unified High School District, FGIC-Insured,
                             5.000% due 8/1/15                                                                           2,586,355
     1,250,000   AAA       Lake Elsinore, CA Unified School District COP, MBIA-Insured,
                             4.750% due 2/1/20                                                                           1,210,937
     2,000,000   AAA       Lancaster School District COP, FSA-Insured, 5.125% due 4/1/14                                 2,075,000
     2,300,000   AAA       Rio Linda Unified School District, FSA-Insured, 5.250% due 8/1/17                             2,363,250
                           San Diego Community College District, Lease Revenue, MBIA-Insured:
     1,250,000   AAA         6.125% due 12/1/16                                                                          1,457,813
     3,460,000   AAA         5.250% due 12/1/21                                                                          3,831,950
     1,530,000   AAA       Santa Rosa High School District, FGIC-Insured, 5.900% due 5/1/14                              1,679,175
                           Standard School District COP, (Capital Improvement Project), Series A:
       320,000   A-          6.200% due 3/1/10                                                                             348,000
       340,000   A-          6.250% due 3/1/11                                                                             368,900
     4,500,000   A3*       Ukiah Unified School District COP, (Measure A Capital Projects),
                             6.000% due 9/1/10                                                                           4,860,000
     2,600,000   AAA       Victor Valley Unified High School District, MBIA-Insured, 5.750% due 11/1/17                  2,843,750
     1,000,000   AAA       Windsor, CA Unified School District COP, (Capital Projects), FSA-Insured,
                             5.200% due 6/1/18                                                                           1,022,500
     2,500,000   Baa1*     Yuba City Unified School District COP, (Andors Karperos
                             School Construction Project), 6.700% due 2/1/13                                             2,703,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        79,542,166
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Electric -- 0.6%
                           Sacramento Power Authority, Cogeneration Project Revenue:
    $1,800,000   BBB-        6.500% due 7/1/07                                                                         $ 2,054,250
     1,800,000   BBB-        6.500% due 7/1/08                                                                           2,043,000
     2,200,000   BBB-        6.500% due 7/1/09                                                                           2,477,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,575,000
----------------------------------------------------------------------------------------------------------------------------------
Escrowed to Maturity(b) -- 5.3%
       270,000   AAA       Contra Costa County Home Mortgage Revenue, Mortgage Backed Securities
                             Program, GNMA-Collateralized, 7.750% due 5/1/22                                               349,650
       100,000   AAA       Kern High School District, Series C, MBIA-Insured, 8.750% due 8/1/03                            120,875
                           San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
     5,000,000   AAA         Zero coupon due 1/1/14(c)                                                                   2,443,750
    60,000,000   AAA         Zero coupon due 1/1/16(c)                                                                  26,100,000
    17,500,000   AAA         Zero coupon due 1/1/17(c)                                                                   7,218,750
    25,000,000   AAA         Zero coupon due 1/1/18(c)                                                                   9,656,250
    20,000,000   AAA         Zero coupon due 1/1/19(c)                                                                   7,350,000
       810,000   AAA       Santa Rosa Hospital Revenue, (Santa Rosa Hospital Memorial Project),
                             10.300% due 3/1/11                                                                          1,075,275
     1,250,000   BBB       Sequoia Hospital District Revenue, 5.375% due 8/15/23                                         1,292,188
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        55,606,738
----------------------------------------------------------------------------------------------------------------------------------
General Obligation -- 6.0%
                           California State GO:
    30,000,000   AAA         AMBAC-Insured, 5.000% due 10/1/18                                                          30,112,500
                             Veterans Series:
       455,000   AA-           Series AL,  9.700% due 4/1/02                                                               534,625
       725,000   AA-           Series AM, 9.000% due 10/1/02                                                               855,500
                               Series AT:
     4,000,000   AA-             9.700% due 2/1/01(c)                                                                    4,460,000
     1,000,000   AA-             9.500% due 2/1/10                                                                       1,438,750
     2,000,000   AA-           Series AU, 8.400% due 10/1/06                                                             2,562,500
     1,000,000   Aa1*      San Diego Public Safety Communication Project, 6.650% due 7/15/11                             1,216,250
                           Santa Margarita/Dana Point Authority Revenue GO:
    20,000,000   AAA         Series A, AMBAC-Insured, 5.125% due 8/1/18                                                 20,325,000
     1,500,000   AAA         Water Improvement Districts 3-3A-4 & 4A, Series B, MBIA-Insured,
                               7.250% due 8/1/14                                                                         1,931,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        63,436,375
----------------------------------------------------------------------------------------------------------------------------------
Hospitals -- 13.3%
     1,500,000   A+        ABAG Finance Authority for Nonprofit Corps., COP,
                             (Rehabilitation Mental Health Services Inc. Project),
                             California Mortgage Insured, 6.550% due 6/1/22                                              1,625,625
       235,000   A+        California Health Facilities Authority Revenue, Victory Valley
                             Community Hospital, Series 84-A, 9.875% due 7/1/12                                            236,010
                           California Health Facilities Financing Authority Revenue:
                             AMBAC-Insured:
     2,500,000   AAA           Catholic Health Facilities, 5.750% due 7/1/15                                             2,706,250
     5,620,000   AAA           Catholic Healthcare West, Series E, 5.250% due 7/1/16                                     5,774,550

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Hospitals -- 13.3% (continued)
                             Industrial Health Facilities:
    $  705,000   A+            Casa De Las Campanas, Series A, 5.500% due 8/1/12                                       $   742,894
     2,500,000   A+            Marshall Hospital, Series A, 5.250% due 11/1/18                                           2,534,375
     1,000,000   AAA           Scripps Health, Series C, MBIA-Insured, 5.000% due 10/1/14                                1,018,750
                             Kaiser Permanente, Series A, FSA-Insured:
     3,500,000   AAA           5.000% due 6/1/18                                                                         3,486,875
     3,500,000   AAA           5.500% due 6/1/22                                                                         3,696,875
                               Series B:
     5,000,000   A               5.250% due 10/1/14                                                                      5,106,250
     5,000,000   A               5.250% due 10/1/16                                                                      5,050,000
    17,500,000   A               5.000% due 10/1/18                                                                     17,128,125
                             Series A, MBIA-Insured:
                               Catholic Healthcare West:
     2,000,000   AAA             5.000% due 7/1/17                                                                       2,002,500
     3,000,000   AAA             5.125% due 7/1/24                                                                       3,007,500
     2,000,000   AAA           Cedars-Sinai Center, 5.125% due 8/1/17                                                    2,032,500
     5,145,000   AAA         Stanford Health Care, Series A, 5.000% due 11/15/18                                         5,125,706
                             Sutter Health:
                               Series A, FSA-Insured:
     1,470,000   AAA             5.125% due 8/15/17                                                                      1,493,888
     1,500,000   AAA             5.250% due 8/15/27                                                                      1,522,500
                               Series A, MBIA-Insured:
     3,000,000   AAA             5.000% due 8/15/18                                                                      2,988,750
     2,000,000   AAA             5.000% due 8/15/19                                                                      1,987,500
        10,000   VMIG 1*       Series B, 3.100% due 3/01/20(d)                                                              10,000
                           California Statewide Community Development Authority Revenue, COP:
     4,515,000   AAA         Industrial Health Facilities, Unihealth, Series A,
                               AMBAC-Insured, 5.500% due 10/1/07(c)                                                      4,881,844
    19,000,000   A           Kaiser Permanente, 5.300% due 12/1/15                                                      19,498,750
     1,100,000   A+          Solheim Lutheran Home, 6.500% due 11/1/17                                                   1,218,250
                             St. Joseph's Health System:
     4,825,000   AA            5.500% due 7/1/14                                                                         4,987,844
     4,000,000   AA            5.250% due 7/1/21                                                                         4,015,000
     6,000,000   AA            6.625% due 7/1/21                                                                         6,937,500
                             Sutter Health Obligated Group:
                               MBIA-Insured:
     3,500,000   AAA             5.500% due 8/15/09                                                                      3,766,875
       500,000   AAA             6.000% due 8/15/25                                                                        548,750
     1,030,000   A+            Villaview Community, 7.000% due 9/1/09                                                    1,125,275
                           Fresno Health Facilities Revenue, Holy Cross Health System Corp.:
     2,200,000   AA          5.200% due 12/1/04                                                                          2,348,500
     2,435,000   AA          5.375% due 12/1/06                                                                          2,608,494
     1,000,000   AA          St. Agnes, 6.625% due 6/1/21                                                                1,112,500
     1,000,000   AAA       Modesto Health Facilities Revenue, Memorial Hospital Association, Series B,
                             MBIA-Insured, 5.125% due 6/1/17                                                             1,015,000
     2,000,000   A+        Riverside County Asset Leasing Corp., (Riverside County Hospital Project),
                             Series A, 6.375% due 6/1/09                                                                 2,190,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Hospitals -- 13.3% (continued)
    $2,750,000   A-        San Joaquin County COP, (General Hospital Project 1993),
                             6.250% due 9/1/13                                                                        $  2,949,375
     9,550,000   A         Torrance Hospital Revenue Bonds, Little County of Mary Hospital,
                             6.875% due 7/1/15                                                                          10,290,125
     1,500,000   NR        Valley Health System, COP, 6.875% due 5/15/23                                                 1,614,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       140,385,880
----------------------------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.9%
     1,250,000   AAA       ABAG County, Series 96A, FNMA-Collateralized, 5.700% due 11/1/26(c)                           1,321,875
                           California HFA:
                             Home Mortgage Revenue:
                               Series B:
     3,000,000   AAA             AMBAC-Insured, 5.150% due 2/1/18(e)                                                     3,018,750
       350,000   Aa2*            Project 1983, zero coupon due 8/1/15                                                       66,500
       205,000   Aa2*          Series C, 8.300% due 8/1/19(e)                                                              208,075
     5,225,000   Aa2*          Series E, 6.375% due 8/1/27(e)                                                            5,551,562
       870,000   Aa2*          Series F-1, 7.000% due 8/1/26(e)                                                            923,288
     6,000,000   AAA           Series Q, AMBAC-Insured, 5.050% due 8/1/17                                                6,007,500
     1,595,000   Aa2*        Series A, 6.625% due 2/1/24(e)                                                              1,692,694
       480,000   AAA         Series C, MBIA-Insured, 7.000% due 8/1/23(b)                                                  507,000
     6,000,000   AAA       California Statewide Community Development Authority, COP,
                             St. Joseph's Health System Group, Series E, FNMA-Collateralized,
                             6.400% due 6/1/28(c)(e)                                                                     6,420,000
     2,250,000   AA-       California State Department of Veterans Affairs, Series B,
                             5.500% due 12/1/18(e)                                                                       2,314,688
     1,660,000   NR        Hayward Housing Authority Revenue, FNMA-Collateralized, Family Revenue,
                             Cypress Gardens, Series C, 9.375% due  12/1/18                                              1,850,900
     6,000,000   AAA       Pleasanton-Suisun City HFA, Home Mortgage, Series A, MBIA-Insured,
                             (Escrowed to maturity with U.S. government securities),
                             zero coupon due 10/1/16(b)                                                                  2,370,000
     1,750,000   AAA       Riverside County Housing Authority, Multi-Family Housing Revenue,
                             Brandon Place Apartments, Series B, FNMA-Collateralized,
                             5.625% due 7/1/29(e)                                                                        1,852,812
       665,000   AAA       San Francisco City & County Redevelopment, Multi-Family Housing Revenue,
                             1045 Mission Apartments, Series C, GNMA-Collateralized,
                             5.200% due 12/20/17(e)                                                                        670,819
     1,500,000   Aa2*      San Jose Multi-Family Timberwood Apartments, Series A,
                             LOC - Wells Fargo Bank, 7.500% due 2/1/20                                                   1,530,000
     1,320,000   AAA       Santa Rosa Mortgage Revenue, (Village Square Apartments Project),
                             Series A, FHA-Insured, 6.875% due 9/1/27                                                    1,438,800
     2,755,000   AAA       Victorville Multi-Family Housing Revenue, Wimbledon Apartments, Series A,
                             GNMA-Collateralized,  6.300% due 4/20/31(c)                                                 2,930,630
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        40,675,893
----------------------------------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 2.4%
                           California HFA Revenue Bonds, Home Mortgage:
        10,000   Aa2*        10.250% due 2/1/14                                                                             10,022
       310,000   Aa2*        Capital Appreciation, Series 1984-B, zero coupon due 8/1/16                                    44,175
                             Single-Family Mortgage:
     8,000,000   A+            Issue A-2, FHA-Insured, 6.350% due 8/1/15(c)(e)                                           8,480,000
     3,650,000   AAA           Series B-3, Class II, MBIA-Insured, 5.375% due 8/1/21                                     3,695,625

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Housing: Single-Family -- 2.4% (continued)
                           Los Angeles Home Mortgage Revenue Bonds, GNMA-Collateralized:
    $  745,000   Aaa*        Second Mortgage Project, 8.100% due 5/1/17                                                $   805,531
       375,000   AAA         Single-Family Mortgage Revenue, Mortgage Backed Securities Program,
                               Issue A, 7.550% due 12/1/23(e)                                                              388,594
       125,000   AAA       Martinez, CA Home Mortgage Revenue Bonds, 10.750% due 2/1/16                                    197,344
     3,325,000   AAA       Perris County, Single-Family Mortgage, GNMA-Collateralized,
                             (Escrowed to maturity with U.S. government securities),
                             8.300% due 6/1/13(b)(e)                                                                     4,397,312
                           Riverside County Housing Authority Revenue Bonds, Single-Family Mortgage
                             Revenue, GNMA-Collateralized, Series A, (Escrowed to maturity with U.S. government securities):
     2,620,000   AAA           8.300% due 11/1/12(b)(e)                                                                  3,497,700
     1,000,000   AAA           7.800% due 5/1/21(b)(e)                                                                   1,328,750
     1,500,000   AAA       Sacramento County Single-Family Mortgage Revenue, Issue A, GNMA-
                             Collateralized, (Escrowed to maturity with U.S. government securities),
                             8.125% due 7/1/16(b)(e)                                                                     2,017,500
       110,000   AA+       San Francisco City & County Single-Family Mortgage Revenue,
                             GNMA/FNMA-Collateralized, 7.450% due 1/1/24(b)(e)                                             114,263
       135,000   AAA       Southern California HFA, Single-Family Mortgage Revenue, GNMA/FNMA-
                             Collateralized, Series B, 7.750% due 3/1/24(e)                                                141,075
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,117,891
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous -- 18.7%
       500,000   A3*       ABAG Finance Authority Nonprofit Corps., COP, Peninsula Family,
                             YMCA, Series A, 6.800% due 10/1/11                                                            551,250
     2,445,000   AAA       Alameda County COP, (Refunding & Capital Projects), AMBAC-Insured,
                             5.000% due 6/1/12                                                                           2,527,519
     2,500,000   NR        Alhambra, Arcadia, Azusa Counties, Independent Cities,
                             Risk Management Authority, COP, 7.250% due 3/1/07                                           2,531,400
     2,000,000   AAA       Anaheim, COP, Regular Fixed Option Bonds, MBIA-Insured, 6.200% due 7/16/23                    2,240,000
     1,025,000   Baa*      Azusa, COP, (Capital Improvements Refinancing Project), 6.625% due 8/1/13                     1,114,688
                           Brisbane Redevelopment Agency, Brisbane Community Redevelopment Bonds:
       200,000   AA          9.400% due 5/1/05                                                                             202,832
       220,000   AA          9.400% due 5/1/06                                                                             223,060
                           California Public Capital Improvements Finance Authority Revenue, (Pooled Project):
       750,000   Baa*        Series A, 8.500% due 3/1/18                                                                   776,108
       555,000   AAA         Series B, BIG-Insured, 8.100% due 3/1/18                                                      565,756
     5,000,000   AAA       California State Department of Transportation, COP, Series A, MBIA-Insured,
                             5.250% due 3/1/16                                                                           5,162,500
     5,000,000   AAA       California State University Headquarters Building Authority, Series B,
                             MBIA-Insured, 5.125% due 9/1/17                                                             5,100,000
                           Contra Costa County COP, (Capital Projects), AMBAC-Insured:
     4,630,000   AAA         5.250% due 2/1/17                                                                           4,763,113
     3,000,000   AAA         5.250% due 2/1/21                                                                           3,063,750
                           Fresno Joint Powers Financing Authority, Local Agency Revenue, Series A:
     2,000,000   BBB         6.000% due 9/2/01                                                                           2,057,500
     1,000,000   BBB         6.200% due 9/2/03                                                                           1,052,500
     1,500,000   BBB         6.550% due 9/2/12                                                                           1,648,125

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Miscellaneous -- 18.7% (continued)
                           Irvine Import Board Act 1915:
    $2,100,000   VMIG 1*     Updates Assessment District No. 87-8, 3.100% due 9/2/24(d)                                $ 2,100,000
     1,000,000   VMIG 1*     Updates Assessment District No. 97-16, 3.100% due 9/2/22(d)                                 1,000,000
     5,000,000   AAA       Long Beach Board Finance Authority Lease Revenue, (Civic Center Project),
                             Series A, MBIA-Insured, 5.000% due 10/1/17                                                  5,031,250
     3,250,000   AAA       Los Angeles County Community Facilities, District No. 3,  Special Tax Refunding,
                             Series A, FSA-Insured, 5.500% due 9/1/14                                                    3,510,000
                           Los Angeles County COP:
     2,000,000   Baa1*       Special Linked SAVRS & RIBS, 6.708% due 6/1/15                                              2,172,500
     1,000,000   Baa1*       Structured Yield Curve Note, 6.600% due 11/1/11                                             1,100,000
     7,500,000   AA        Los Angeles County Public Works Financing Authority Revenue,
                             Regional Park & Open Space District, Series A,
                             5.000% due 10/1/19                                                                          7,500,000
                           Marin, CA Emergency Radio & Public Safety Revenue Authority,
                           AMBAC-Insured:
     1,750,000   AAA         4.750% due 8/15/18                                                                          1,699,688
     2,000,000   AAA         4.750% due 8/15/21                                                                          1,932,500
                           Oakland, CA:
       735,000   AAA         Lease Revenue, COP, AMBAC-Insured, 4.750% due 6/1/19                                          707,438
                             State Buliding Authority Lease Revenue, Elihu M Harris,
                               Series A, AMBAC-Insured:
     6,715,000   AAA             5.000% due 4/1/16                                                                       6,782,150
     2,725,000   AAA             5.000% due 4/1/17                                                                       2,742,031
     2,670,000   AAA       Ontario Redevelopment Finance Authority Revenue, (Project No. 1),
                             MBIA-Insured, (Escrowed to maturity with U.S. government securities),
                             5.800% due 8/1/23(b)                                                                        2,863,575
     1,500,000   AAA       Orange County Community Facility District 86-1, FSA-Insured,
                             7.125% due 8/15/17                                                                          1,553,685
     6,000,000   AAA       Orange County Recovery, COP, Series A, MBIA-Insured, 5.875% due 7/1/19                        6,577,500
     1,455,000   AAA       Placer County, CA Juvenile Detention Facilities, MBIA-Insured,
                             5.000% due 7/1/18                                                                           1,456,818
       900,000   Baa1*     Pleasanton Joint Powers Financing Authority Revenue, Series A,
                             6.150% due 9/2/12                                                                             976,500
     7,000,000   AAA       Puerto Rico Commonwealth Infrastructure Financing Authority, Series A,
                             AMBAC-Insured, 5.000% due 7/1/16                                                            7,122,500
                           Sacramento County COP, (Public Facilities Project):
                             AMBAC-Insured:
    14,495,000   AAA           4.750% due 10/1/17                                                                       14,186,980
     3,750,000   AAA           4.750% due 10/1/27                                                                        3,590,624
     4,700,000   AAA         Solid Waste Facilities, MBIA-Insured, 5.250% due 12/1/16                                    4,852,750
     2,800,000   AAA       Salida Area Public Financing Agency Community Facilities District,
                             Special Tax No. 1988-1, FSA-Insured, 5.250% due 9/1/18                                      2,873,500
     2,000,000   AAA       San Bernadino COP, (Capital Facilities Project), Series B, (Escrowed to
                             maturity with U.S. government securities), 6.875% due 8/1/24(b)                             2,535,000
                           San Diego County COP:
     9,000,000   AAA         Central Jail Refunding, AMBAC-Insured, 5.000% due 10/1/25                                   8,921,250
     1,000,000   AAA         Regular Fixed Option Certificates, MBIA-Insured, 6.363% due 11/18/19                        1,063,750
       135,000   A3*       San Francisco Downtown Parking, Corporate Parking
                             Revenue Bonds, 6.250% due 4/1/04                                                              150,019
    13,015,000   AAA       San Francisco, CA City & County Redevelopment Agency Hotel Tax Revenue,
                             FSA-Insured, 5.000% due 7/1/18                                                             13,031,269

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Miscellaneous -- 18.7% (continued)
    $4,310,000   Aaa*      San Marcos Public Facilities Authority, Public Facilities Revenue,
                             (Escrowed to maturity with U.S. government securities),
                             zero coupon due 1/1/19(b)                                                                $  1,530,050
    12,750,000   AAA       San Mateo County, CA Joint Powers Lease Revenue Authority,
                             (Capital Projects), Series A, FSA-Insured, 4.750% due 7/15/23                              12,271,875
     5,995,000   AAA       San Ramone COP, (Central Park Project), FSA-Insured, 5.000% due 8/1/24                        5,950,038
     2,875,000   AAA       Santa Ana Financing Authority Lease Revenue, Police Administration &
                             Holding Facility, Series A, MBIA-Insured, 6.250% due 7/1/24                                 3,428,438
     3,460,000   A+        Santa Barbara County COP, 5.700% due 3/1/11                                                   3,719,500
     7,180,000   AAA       Santa Maria Redevelopment Agency, Town Center Package, FSA-Insured,
                             5.000% due 6/1/16                                                                           7,224,875
                           Sonoma County COP, Detention Facilities Improvement Project:
     4,200,000   A+          5.000% due 11/15/13                                                                         4,263,000
     3,000,000   A+          5.000% due 11/15/17                                                                         2,988,750
     2,000,000   A+        South Orange County Public Finance Authority, Special Tax Revenue,
                             Series A, MBIA-Insured, 7.000% due 9/1/10                                                   2,477,500
     1,100,000   AAA       Sunnyvale, CA COP, Parking Facilities, Series A, AMBAC-Insured,
                             5.000% due 10/1/17                                                                          1,106,875
    10,000,000   BBB-      Virgin Islands Public Financing Authority Revenue, Series A,
                             5.500% due 10/1/18                                                                         10,112,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       196,686,779
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control Revenue -- 1.1%
                           California Financing Authority:
     2,500,000   AA-         Pacific Gas & Electric Co., Series B, 6.350% due 6/1/09(e)                                  2,737,500
                             San Diego Gas & Electric, Series A:
     5,800,000   A+            5.900% due 6/1/14(c)                                                                      6,575,750
     1,500,000   AA-           6.800% due 6/1/15(e)                                                                      1,833,750
       300,000   VMIG 1*     Solid Waste Disposal, (Shell Martinez Refining Project),
                               Series A, 3.000% due 10/1/31(d)                                                             300,000
       500,000   BBB+      Resource Recovery Revenue, Series A, Waste Management,
                             7.150% due 2/1/11(e)                                                                          535,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,982,625
----------------------------------------------------------------------------------------------------------------------------------
Pre-Refunded(f) -- 3.2%
                           California Health Facilities Financing Authority Revenue:
       115,000   Aa1*        Community Provider Pooled Loan, Series A, (Call 6/1/00 @ 102),
                               7.350% due 6/1/20                                                                           123,050
     1,250,000   AA          South Coast Medical Center, (Call 7/1/00 @ 102), 7.250% due 7/1/15                          1,340,625
     1,450,000   NR          St. Elizabeth Hospital, (Call 11/15/02 @ 102), 6.200% due 11/15/09                          1,609,500
                           California Public Works Board Lease Revenue, Series A:
     2,000,000   AAA         California State University Project, (Call 10/1/02 @ 102),
                               6.700% due 10/1/17                                                                        2,247,500
     1,000,000   AAA         Department of Corrections State Prison, Series A, (Call 9/1/00 @ 102),
                               7.000% due 9/1/09                                                                         1,076,250
     1,405,000   AAA*      Contra Costa County COP, Merrithew Memorial Hospital,
                             (Call 11/1/02 @ 102), 6.500% due 11/1/06                                                    1,573,600
     1,500,000   AAA       Desert Hospital District COP, (Call 7/1/00 @ 102),
                             8.100% due 7/1/20                                                                           1,625,624

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Pre-Refunded(f) -- 3.2% (continued)
    $1,000,000   A+        Inglewood Insured Hospital Revenue Bonds, Daniel Freeman Hospital Inc.,
                             (Call 5/1/01 @ 102), 6.750% due 5/1/13                                                    $ 1,090,000
       450,000   AAA       Los Angeles, CA Convention & Exhibition Center Authority,
                             (Call 12/1/05 @ 100),  9.000% due 12/1/20                                                     586,688
     1,950,000   Aa3*      Los Angeles Department of Water & Power, Electric Plantation Revenue,
                             (Call 1/15/01 @ 102), 7.100% due 1/15/31                                                    2,103,562
                           Mojave Water Agency, Improvement District, Morongo Basin,
                             (Call 9/1/02 @ 102):
     1,500,000   AAA           6.600% due 9/1/13                                                                         1,678,125
     5,510,000   AAA           6.600% due 9/1/22                                                                         6,164,313
       750,000   A-        Northern California Power Agency Public Power Revenue, (Geothermal
                             Project No. 3), Series A, (Call 7/1/08 @ 100) 5.000% due 7/1/09                               801,563
       500,000   AAA       Oceanside COP, AMBAC-Insured, (Call 8/1/02 @ 102),
                             7.300% due 8/1/21                                                                             569,375
     1,000,000   NR        Orange County Community Facility District, Special Tax, Series A,
                             (Call  8/15/00 @ 102), 7.800% due 8/15/15                                                   1,085,000
     1,740,000   AAA       Oxnard Public Facilities Corp., COP, Wastewater Treatment Plant Project,
                             AMBAC-Insured, (Call 9/1/99 @ 100), 7.500% due 9/1/06                                       1,779,881
     1,000,000   A2*       Rancho Mirage COP, Eisenhower Memorial Hospital, Joint Powers
                             Financing Authority, (Call 3/1/02 @ 102), 7.000% due 3/1/22                                 1,116,250
     2,000,000   AAA       Rancho Water District Financing Authority Revenue, Regular Fixed Option Bonds,
                             AMBAC-Insured, (Call 9/11/01 @ 102), 6.427% due 8/17/21                                     2,170,000
     2,500,000   AAA       Riverside County Asset Leasing Corp., Leasehold Revenue, (Riverside County
                             Hospital Project), Series A, (Call 6/1/99 @ 102), 7.400% due 6/1/14                         2,577,250
     1,000,000   AAA       San Buenaventura COP, AMBAC-Insured, (Call 10/1/00 @ 102),
                             7.500% due 10/1/20                                                                          1,085,000
     1,300,000   AAA       Yolo County Flood Control & Water Conservation District COP, FGIC-Insured,
                             (Call 7/15/03 @ 100), 7.125% due 7/15/15                                                    1,483,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        33,886,781
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste -- 1.7%
     2,770,000   AAA       Fresno County Finance Authority, Solid Waste Revenue Bonds,
                             American Avenue Landfill, MBIA-Insured, 5.750% due 5/15/14                                  3,008,913
                           Inland Empire Solid Waste Authority Revenue, FSA-Insured:
     5,000,000   AAA         6.250% due 8/1/11(e)                                                                        5,712,500
     2,500,000   AAA         6.000% due 8/1/16(e)                                                                        2,731,250
       500,000   BBB       Kings County Waste Management Authority, Solid Waste Revenue,
                             7.200% due 10/1/14(e)                                                                         578,750
     1,000,000   BB        Nevada County COP, 7.500% due 6/1/21                                                          1,063,750
     4,135,000   Baa1*     South Napa Waste Management Authority Revenue, (Solid Waste Transfer
                             Facilities Project), 6.500% due 2/15/14(e)                                                  4,470,969
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,566,132
----------------------------------------------------------------------------------------------------------------------------------
Tax Allocation -- 6.1%
     2,000,000   AAA       Anaheim Public Finance Authority, Tax Allocation Revenue, Regular Fixed
                             Option Bonds, MBIA-Insured, 6.450% due 12/28/18                                             2,282,500
     1,000,000   Baa3*     Azusa Redevelopment Agency, Tax Allocation, Merged Project Area,
                             Series A, 6.750% due 8/1/23                                                                 1,082,500

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Tax Allocation -- 6.1% (continued)
    $1,200,000   AAA       Bay Area Government Assessment, Tax Allocation,
                             Redevelopment Agency Pool, Series A-6, FSA-Insured,
                               5.250% due 12/15/17                                                                     $ 1,237,500
       295,000   AAA       Brea Public Finance Authority, Tax Allocation, MBIA-Insured,
                             7.000% due 8/1/15                                                                             322,656
        30,000   AAA       Concord Redevelopment Agency, Tax Allocation, Series 3, MBIA-Insured,
                             8.000% due 7/1/18                                                                              30,737
     6,000,000   AAA       Corona Redevelopment Agency, Tax Allocation, Redevelopment Project Area A,
                             Series A, FGIC-Insured, 5.500% due 9/1/24                                                   6,277,500
     1,000,000   AAA       El Centro Redevelopment Tax Allocation, MBIA-Insured, 6.375% due 11/1/17                      1,142,500
     4,160,000   AAA       Fontana Public Finance Authority, Tax Allocation, MBIA-Insured,
                             Series A, 5.000% due 9/1/20                                                                 4,149,600
    10,000,000   AAA       Fremont, CA Alameda County Union School District, Series A, FGIC-Insured,
                             4.750% due 8/1/20                                                                           9,687,500
     3,275,000   BBB+      Garden Grove Community Development Agency, Tax Allocation,
                             (Garden Grove Community Project), 5.700% due 10/1/08                                        3,487,875
     2,000,000   Baa*      Hawthorne Community Redevelopment, Tax Allocation, (Project Area 2),
                             6.625% due 9/1/14                                                                           2,200,000
     1,000,000   AAA       Irwindale Community Redevelopment Agency, Tax Allocation, (City
                             Industrial Development Project), FSA-Insured, 5.000% due 8/1/17                             1,006,250
     2,275,000   AAA       Los Angeles, CA Community Redevelopment Agency, Tax Allocation,
                             (Hollywood Redevelopment Project), Series C, MBIA-Insured,
                             5.050% due 7/1/15                                                                           2,323,344
     2,445,000   AAA       Rancho Cucamonga Redevelopment, Tax Allocation, (Rancho Redevelopment
                             Project), MBIA-Insured, 5.250% due 9/1/16                                                   2,521,406
                           San Diego, CA Redevelopment, Tax Allocation, (Centre City
                             Redevelopment Project), AMBAC-Insured:
     2,220,000   AAA           Series A, 4.750% due 9/1/18                                                               2,156,175
                               Series C:
     1,000,000   AAA             4.750% due 9/1/18                                                                         971,250
     2,000,000   AAA             4.750% due 9/1/24                                                                       1,922,500
     5,000,000   AAA       San Diego, CA Special Tax, (Community Facilities Project No. 1), MBIA-Insured,
                             4.750% due 9/1/20                                                                           4,843,750
    15,000,000   AAA       San Jose, CA Redevelopment, Tax Allocation, (Merged Area Redevelopment
                             Project), AMBAC-Insured, 4.750% due 8/1/29                                                 14,287,500
     2,000,000   AAA       Vista Community Development, Tax Allocation Revenue, Vista Redevelopment
                             Project Area, MBIA-Insured, 5.250% due 9/1/15                                               2,055,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        63,988,043
----------------------------------------------------------------------------------------------------------------------------------
Transportation -- 3.8%

     6,250,000   AAA       Alameda Corridor Transportation Authority, CA Revenue, Series A,
                             MBIA-Insured, 4.750% due 10/1/25                                                            5,992,188
     5,000,000   AA        Los Angeles Harbor Department Revenue, Series B, 5.375% due 11/1/15(e)                        5,175,000
     2,000,000   BBB+      Port of Oakland Special Facilities Revenue, Series A,
                             6.750% due 1/1/12(e)                                                                        2,167,500
     9,000,000   AAA       Sacramento County Airport System Revenue, Series A, MBIA-Insured,
                             5.900% due 7/1/24(c)(e)                                                                     9,787,500

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Transportation -- 3.8% (continued)
    $  400,000   A1*       Sacramento Regional Transportation District COP, Series A,
                             6.400% due 3/1/03                                                                         $   438,500
     3,000,000   AAA       San Francisco Airport Community International Corp., Lease Revenue,
                             FGIC-Insured, 6.500% due 5/1/19(e)                                                          3,356,250
       180,000   AAA       San Francisco Airport Improvement Corp., Lease Revenue,
                             (Escrowed to maturity with U.S. government securities),
                             8.000% due 7/1/13(b)                                                                          224,550
    10,000,000   AAA       San Francisco, Bay Area Rapid Transportation District Sales Tax,
                             AMBAC-Insured, 4.750% due 7/1/23                                                            9,662,500
                           San Jose Airport Revenue Bonds, FGIC-Insured:
       200,000   AAA         5.400% due 3/1/04(e)                                                                          214,000
     1,500,000   AAA         5.500% due 3/1/07(e)                                                                        1,605,000
     1,250,000   A*        Santa Barbara COP, (Harbor Reference Project), 6.750% due 10/1/27                             1,368,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        39,991,738
----------------------------------------------------------------------------------------------------------------------------------
Utilities -- 4.5%
     1,700,000   VMIG 1*   MSR Public Power Agency (San Juan, CA Project), Series F, MBIA-Insured,
                             3.100% due 7/1/22(d)                                                                        1,700,000
                           Northern California Power Agency, Public Power Refunding:
       360,000   A-          Geothermal Project No. 3, Series A, 5.000% due 7/1/09                                         360,749
                             Hydroelectric Project No. 1, Series A, MBIA-Insured:
     5,000,000   AAA           5.000% due 7/1/17                                                                         5,031,250
     3,920,000   AAA           5.000% due 7/1/18                                                                         3,924,900
     2,000,000   AAA       Redding Electric System Revenue COP, Regular Linked SAVRS & RIBS,
                             MBIA-Insured, 6.368% due 7/8/22                                                             2,350,000
     2,670,000   AAA       Redding Joint Powers Finance Authority, Electric System Revenue,
                             Series D, MBIA-Insured, 5.250% due 6/1/15                                                   2,766,788
                           Sacramento Municipal Utility District Electric Revenue:
                             Series D:
     4,000,000   AAA           FGIC-Insured, 5.250% due 11/15/12                                                         4,225,000
     4,500,000   AAA           MBIA-Insured, 5.250% due 11/15/20                                                         4,595,625
     3,000,000   A           Series E, 5.700% due 5/15/12                                                                3,198,750
     5,425,000   AAA         Series I, MBIA-Insured, 5.750% due 1/1/15                                                   5,838,656
     3,000,000   AAA         Series L, MBIA-Insured, 5.200% due 7/1/17                                                   3,078,750
                           Southern California Public Power Authority:
     5,000,000   AAA         Power Project Revenue, (Mead Adelanto Project), Series A,
                               AMBAC-Insured, 5.000% due 7/1/17                                                          5,018,750
     3,000,000   AAA         Transmission Project Revenue, MBIA-Insured, 5.750% due 7/1/21                               3,168,750
     1,960,000   BBB-      Trinity County, Public Utility District COP, Electric District Facilities,
                             6.750% due 4/1/23(e)                                                                        2,102,100
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        47,360,068
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer -- 21.9%
     8,000,000   AAA       Arcade Water District Revenue, COP, FGIC-Insured, 5.000% due 11/1/17                          8,050,000
                           California State Department of Water, Central Valley Project Revenue:
                             Series O:
     1,000,000   AA            5.000% due 12/1/22                                                                          995,000
     2,235,000   AA            4.750% due 12/1/25                                                                        2,142,806

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  15

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Water and Sewer -- 21.9% (continued)
    $5,000,000   AA          Series S, 5.000% due 12/1/19                                                              $ 5,000,000
                             Series U:
     1,250,000   AA            5.125% due 12/1/16                                                                        1,281,250
     1,795,000   AA            5.125% due 12/1/17                                                                        1,830,900
     6,500,000   AAA       Calleguas-Las Virgines, CA Public Financing Authority, Municipal
                             Water District, FSA-Insured, 5.000% due 11/1/17                                             6,540,625
                           East Bay Municipal Utility District, FGIC-Insured:
                             Wastewater Treatment Systems Revenue:
     4,155,000   AAA           4.750% due 6/1/21                                                                         4,014,769
     9,300,000   AAA           5.000% due 6/1/26                                                                         9,218,625
                             Water Systems Revenue:
     7,500,000   AAA           5.000% due 6/1/15                                                                         7,603,125
     1,750,000   AAA           5.000% due 6/1/16                                                                         1,765,313
     5,000,000   AAA           4.750% due 6/1/21                                                                         4,831,250
     8,400,000   AAA           5.000% due 6/1/26                                                                         8,326,500
                           Eastern Municipal Water District COP, Water & Sewer
                             Revenue, Series A:
                               FGIC-Insured:
     1,000,000   AAA             6.750% due 7/1/12                                                                       1,231,250
     1,000,000   AAA             5.375% due 7/1/13                                                                       1,051,250
    17,750,000   AAA           MBIA-Insured, 5.250% due 7/1/23                                                          18,082,813
                           El Centro Financing Authority, Water & Wastewater Revenue, Series A,
                             AMBAC-Insured:
     1,500,000   AAA           5.125% due 10/1/17                                                                        1,530,000
     1,900,000   AAA           5.125% due 10/1/27                                                                        1,909,500
                           Fresno Sewer Revenue, Series A, MBIA-Insured:
    18,150,000   AAA         5.000% due 9/1/23                                                                          18,013,875
     7,400,000   AAA         4.750% due 9/1/26                                                                           7,094,750
       200,000   AA        Los Angeles COP, 6.600% due 11/1/99                                                             204,868
                           Los Angeles Waste Water System Revenue, Series A:
     7,830,000   AAA         FGIC-Insured, 5.000% due 6/1/18                                                             7,839,788
     2,430,000   AAA         MBIA-Insured, 5.700% due 6/1/09                                                             2,639,588
                           Metropolitan Water District, Southern California Waterworks Revenue:
                             Series A:
     3,000,000   AA            5.000% due 7/1/18                                                                         3,003,750
    32,750,000   AA            4.750% due 7/1/22                                                                        31,603,750
                             Series C:
     4,500,000   AA            5.250% due 7/1/16                                                                         4,646,250
     2,500,000   AAA           4.750% due 7/1/21                                                                         2,415,624
                           Modesto Irrigation District Financing Authority Revenue:
     5,000,000   AAA         Series A, MBIA-Insured, 6.000% due 10/1/15                                                  5,612,500
     3,300,000   A+          Series B, 5.300% due 7/1/22                                                                 3,320,625
       100,000   VMIG 1*   Orange County California Sanitation Districts COP, No.'s 1, 2, 3, 6, 7, & 11,
                             Series C, FGIC-Insured, 3.050% due 8/1/17(d)                                                  100,000
     6,045,000   AAA       Orange Cove Irrigation District Revenue, COP, (Rehabilitation Project),
                             AMBAC-Insured, 5.000% due 2/1/17                                                            6,075,225

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT   RATING(a)                       SECURITY                                                                   VALUE
==================================================================================================================================
Water and Sewer -- 21.9% (continued)
    $1,875,000   AAA       Palmdale, CA Water District Revenue, COP, FGIC-Insured,
                             5.000% due 10/1/18                                                                     $    1,877,344
     4,560,000   AAA       Pittsburg Public Finance Authority, Waste Water Revenue, Series A,
                             FGIC-Insured, 5.375% due 6/1/22                                                             4,679,700
     2,855,000   AAA       Pomona Public Financing Authority, Series Q, MBIA-Insured,
                             5.750% due 12/1/15                                                                          3,101,242
    28,875,000   AAA       San Diego PFA Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20                                28,802,812
    15,000,000   AA-       San Francisco Public Utility, Community Water Revenue,
                             5.000% due 11/1/26                                                                         14,756,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       231,192,917
----------------------------------------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $974,338,435**)                                                                 $1,053,995,026
==================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those which are identified by an asterisk (*) are rated by Moody's Investor Service Inc.

(b) Bonds are escrowed to maturity with U.S. government securites and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c) Security partially segregated by Custodian for open purchase commitments and/or future contract commitments.

(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(e) Income from this issues is considered a preference item for purposes of calculating the alternative minimum tax.

(f) Bonds are escrowed with U.S government securities and are considered by the Manager to be triple-A rated even if issuer had not applied for new ratings.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 18 and 19 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  17

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Rating Services ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA"' have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than in higher rated categories.

BB       -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Services, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa      -- Bonds rated "Baa" are considered to be medium grade obligations,
            i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR       -- Indicates that the bond is not rated by Standard & Poor's or
            Moody's.


--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1     -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1      -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1   -- Moody's highest rating for issues having a demand feature --
            VRDO.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG        -- Association of Bay Area Governments
AIG         -- American International Guaranty
AMBAC       -- AMBAC Indemnity Corporation
BAN         -- Bond Anticipation Notes
BIG         -- Bond Investors Guaranty
CGIC        -- Capital Guaranty Insurance Company
CHFCLI      -- California Health Facility Construction Loan Insurance
CONNIE LEE  -- College Construction Loan Insurance Association
COP         -- Certificate of Participation
EDA         -- Economic Development Authority
ETM         -- Escrowed To Maturity
FAIRS       -- Floating Adjustable Interest Rate Securities
FGIC        -- Financial Guaranty Insurance Company
FHA         -- Federal Housing Administration
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRTC        -- Floating Rate Trust Certificates
FSA         -- Federal Savings Association
GIC         -- Guaranteed Investment Contract
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HDC         -- Housing Development Corporation
HFA         -- Housing Finance Authority
IDA         -- Industrial Development Agency
IDB         -- Industrial Development Board
IDR         -- Industrial Development Revenue
INFLOS      -- Inverse Floaters
ISD         -- Independent School District
LOC         -- Letter of Credit
MBIA        -- Municipal Bond Investors Assurance Corporation
MVRICS      -- Municipal Variable Rate Inverse Coupon Security
PCR         -- Pollution Control Revenue
PSFG        -- Permanent School Fund Guaranty
RAN         -- Revenue Anticipation Notes
RIBS        -- Residual Interest Bonds
SAVRS       -- Select Auction Variable Rate Securities
TAN         -- Tax Anticipation Notes
TECP        -- Tax Exempt Commercial Paper
TOB         -- Tender Option Bonds
TRAN        -- Tax and Revenue Anticipation Notes
SYCC        -- Structured Yield Curve Certificate
VA          -- Veterans Administration
VRDD        -- Variable Rate Daily Demand
VRWE        -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  19

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            February 28, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $974,338,435)                         $1,053,995,026
     Interest receivable                                                      13,412,108
     Receivable for Fund shares sold                                           1,249,909
     Receivable for securities sold                                              160,150
     Other assets                                                                 10,169
----------------------------------------------------------------------------------------
     Total Assets                                                          1,068,827,362
----------------------------------------------------------------------------------------
LIABILITIES:
     Dividends payable                                                         1,635,694
     Distribution fees payable                                                   284,541
     Investment advisory fees payable                                            254,602
     Payable for Fund shares purchased                                           161,765
     Administration fees payable                                                 160,800
     Payable to bank                                                               5,024
     Accrued expenses                                                             99,632
----------------------------------------------------------------------------------------
     Total Liabilities                                                         2,602,058
----------------------------------------------------------------------------------------
Total Net Assets                                                          $1,066,225,304
========================================================================================
NET ASSETS:
     Par value of capital shares                                          $       62,975
     Capital paid in excess of par value                                     991,646,912
     Overdistributed net investment income                                    (1,644,683)
     Accumulated net realized loss from security transactions
       and futures contracts                                                  (3,496,491)
     Net unrealized appreciation of investments                               79,656,591
----------------------------------------------------------------------------------------
Total Net Assets                                                          $1,066,225,304
========================================================================================
Shares Outstanding:
     Class A                                                                  45,429,244
----------------------------------------------------------------------------------------
     Class B                                                                  14,608,376
----------------------------------------------------------------------------------------
     Class L                                                                   2,848,150
----------------------------------------------------------------------------------------
     Class Y                                                                      88,505
----------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                               $16.93
----------------------------------------------------------------------------------------
     Class B *                                                                    $16.93
----------------------------------------------------------------------------------------
     Class L **                                                                   $16.91
----------------------------------------------------------------------------------------
     Class Y (and redemption price)                                               $16.93
----------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)            $17.64
----------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)            $17.08
========================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended February 28, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                       $52,188,414
-------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 3)                                2,989,089
     Distribution fees (Note 3)                                       2,871,527
     Administration fees (Note 3)                                     1,893,181
     Shareholder and system servicing fees                              217,982
     Shareholder communications                                          74,031
     Audit and legal                                                     55,845
     Registration fees                                                   49,864
     Directors' fees                                                     40,888
     Pricing fees                                                        34,904
     Custody                                                             34,405
     Other                                                                7,382
-------------------------------------------------------------------------------
     Total Expenses                                                   8,269,098
-------------------------------------------------------------------------------
Net Investment Income                                                43,919,316
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
     Realized Gain (Loss) From:
       Security transactions (excluding short-term securities)        3,691,716
       Futures contracts                                             (7,089,374)
-------------------------------------------------------------------------------
     Net Realized Loss                                               (3,397,658)
-------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
       Beginning of year                                             72,422,115
       End of year                                                   79,656,591
-------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                          7,234,476
-------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                         3,836,818
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $47,756,134
===============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  21

--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended February 28,
--------------------------------------------------------------------------------

                                                                             1999               1998
========================================================================================================
OPERATIONS:
     Net investment income                                             $   43,919,316       $ 39,954,481
     Net realized gain (loss)                                              (3,397,658)        16,037,222
     Increase in net unrealized appreciation                                7,234,476         33,262,757
--------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                                47,756,134         89,254,460
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                                (44,415,694)       (40,945,727)
     In excess of net investment income                                    (1,220,517)                --
     Net realized gains                                                    (5,885,401)       (11,749,638)
--------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
       Distributions to Shareholders                                      (51,521,612)       (52,695,365)
--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                     253,027,947        171,885,490
     Net asset value of shares issued for reinvestment of dividends        29,727,113         29,781,914
     Cost of shares reacquired                                           (125,516,529)       (94,186,514)
--------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                  157,238,531        107,480,890
--------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                    153,473,053        144,039,985
NET ASSETS:
     Beginning of year                                                    912,752,251        768,712,266
--------------------------------------------------------------------------------------------------------
     End of year*                                                      $1,066,225,304       $912,752,251
========================================================================================================
   * Includes overdistributed net investment income of:                   $(1,644,683)       $(1,148,305)
========================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney California Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices as provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, undistributed net investment income of $1,220,517 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. The investment advisory fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc., became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

On June 12, 1998, the Fund's Class C shares were renamed Class L shares. Effective June 15, 1998, Class


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  23

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase.

There is also a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 28, 1999, SSB received sales charges of approximately $1,818,000 and $99,000 on sales of the Portfolio's Class A shares and Class L shares respectively. In addition, CDSCs paid to SSB were approximately:

                             Class A               Class B               Class L
================================================================================
CDSCs                        $45,000              $212,000                $8,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively.

For the year ended February 28, 1999, total Distribution Plan fees incurred were:

                            Class A               Class B                Class L
================================================================================
Distribution Plan Fees    $1,077,263            $1,519,558              $274,706
================================================================================

All officers and one Director of the Fund are employees of SSB.

4. Investments

During the year ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $284,660,500
--------------------------------------------------------------------------------
Sales                                                                126,100,067
================================================================================

At February 28, 1999, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $80,298,447
Gross unrealized depreciation                                          (641,856)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $79,656,591
================================================================================

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At February 28, 1999, the Fund had no open futures contracts.


--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6. Capital Shares

At February 28, 1999, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At February 28, 1999, total paid-in capital amounted to the following for each class:

                              Class A       Class B       Class L      Class Y
================================================================================
Total Paid-in Capital       $705,835,823  $238,256,733  $47,183,864   $1,653,984
================================================================================

Transactions in shares of each class were as follows:

                                            Year Ended                        Year Ended
                                       February 28, 1999(1)              February 28, 1998(2)
                                   ---------------------------       ---------------------------
                                     Shares          Amount            Shares          Amount
================================================================================================
Class A
Shares sold                         9,597,866     $163,199,621        6,214,750     $103,679,768
Shares issued on reinvestment       1,267,288       21,508,604        1,316,448       21,906,147
Shares reacquired                  (4,546,797)     (77,276,081)      (4,019,227)     (66,642,233)
------------------------------------------------------------------------------------------------
Net Increase                        6,318,357     $107,432,144        3,511,971      $58,943,682
================================================================================================
Class B
Shares sold                         3,186,068      $54,114,417        2,887,789      $48,061,691
Shares issued on reinvestment         385,228        6,535,072          413,966        6,891,397
Shares reacquired                  (1,695,121)     (28,785,369)      (1,236,051)     (20,591,600)
------------------------------------------------------------------------------------------------
Net Increase                        1,876,175      $31,864,120        2,065,704      $34,361,488
================================================================================================
Class L(3)
Shares sold                         1,131,864      $19,213,909          973,664      $16,181,597
Shares issued on reinvestment          79,230        1,343,281           56,783          947,401
Shares reacquired                    (251,417)      (4,268,907)        (169,042)      (2,817,702)
------------------------------------------------------------------------------------------------
Net Increase                          959,677      $16,288,283          861,405      $14,311,296
================================================================================================
Class Y
Shares sold                           960,767      $16,500,000          249,488       $3,962,434
Shares issued on reinvestment          19,970          340,156            2,241           36,969
Shares reacquired                    (892,232)     (15,186,172)        (251,729)      (4,134,979)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)                88,505       $1,653,984               --        $(135,576)
================================================================================================

(1) For Class Y shares, transactions are for the period from September 22, 1998 (inception date) to February 28, 1999.

(2) For Class Y shares, transactions are for the period from April 16, 1997 (inception date) to October 24, 1997.

(3)   On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  25

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

7. Concentration of Credit

The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

8. Capital Loss Carryforward

At February 28, 1999, the Fund had, for Federal income tax purposes, approximately $2,922,924 of capital loss carryforwards, expiring of February 28, 2007, available to offset future realized gains. To the extent that these carryforward losses can be used to offset net realized capital gains, such gains, if any, will not be distributed.


--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28:

Class A Shares                                  1999(1)            1998            1997           1996(1)            1995
===========================================================================================================================
Net Asset Value, Beginning of Year               $16.99            $16.26          $16.31          $15.40            $16.15
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                            0.77              0.82            0.85            0.85              0.89
  Net realized and unrealized gain (loss)          0.07              0.98            0.15            0.93             (0.56)
---------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                       0.84              1.80            1.00            1.78              0.33
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.78)            (0.84)          (0.85)          (0.84)            (0.89)
  In excess of net investment income              (0.02)               --              --              --                --
  Net realized gains                              (0.10)            (0.23)          (0.20)          (0.03)            (0.19)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.90)            (1.07)          (1.05)          (0.87)            (1.08)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $16.93            $16.99          $16.26          $16.31            $15.40
---------------------------------------------------------------------------------------------------------------------------
Total Return                                       5.02%            11.44%           6.37%          11.93%             2.46%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $769,306          $664,471        $578,687        $582,324          $401,743
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.68%             0.70%           0.71%           0.76%             0.80%
  Net investment income                            4.53              4.97            5.29            5.26              5.76
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              13%               43%             60%             44%               59%
===========================================================================================================================

Class B Shares                                  1999(1)            1998            1997           1996(1)            1995
===========================================================================================================================
Net Asset Value, Beginning of Year               $16.98            $16.25          $16.32          $15.40            $16.15
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                            0.68              0.74            0.76            0.75              0.81
  Net realized and unrealized gain (loss)          0.08              0.98            0.14            0.96             (0.57)
---------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                       0.76              1.72            0.90            1.71              0.24
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.69)            (0.76)          (0.77)          (0.76)            (0.80)
  In excess of net investment income              (0.02)               --              --              --                --
  Net realized gains                              (0.10)            (0.23)          (0.20)          (0.03)            (0.19)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.81)            (0.99)          (0.97)          (0.79)            (0.99)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $16.93            $16.98          $16.25          $16.32            $15.40
---------------------------------------------------------------------------------------------------------------------------
Total Return                                       4.56%            10.88%           5.73%          11.39%             1.89%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $247,252          $216,234        $173,347        $153,044          $127,888
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.20%             1.21%           1.23%           1.29%             1.32%
  Net investment income                            4.02              4.45            4.75            4.71              5.25
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              13%               43%             60%             44%               59%
===========================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28:

Class L Shares(1)                             1999(2)          1998           1997           1996(2)          1995(3)
==================================================================================================================
Net Asset Value, Beginning of Year          $16.97           $16.24         $16.31         $15.40           $14.19
------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                       0.67             0.73           0.75           0.78             0.24
  Net realized and unrealized gain            0.07             0.98           0.15           0.92             1.39*
------------------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.74             1.71           0.90           1.70             1.63
------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.68)           (0.75)         (0.77)         (0.76)           (0.23)
  In excess of net investment income         (0.02)              --             --             --               --
  Net realized gains                         (0.10)           (0.23)         (0.20)         (0.03)           (0.19)
------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.80)           (0.98)         (0.97)         (0.79)           (0.42)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $16.91           $16.97         $16.24         $16.31           $15.40
------------------------------------------------------------------------------------------------------------------
Total Return                                  4.45%           10.83%          5.68%         11.30%           11.72%++
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $48,169          $32,047        $16,678        $10,809             $762
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.24%            1.26%          1.29%          1.39%            1.37%+
  Net investment income                       3.97             4.39           4.69           4.44             5.19+
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         13%              43%            60%            44%              59%
==================================================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares.

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)   For the period from November 14, 1994 (inception date) to February 28,
      1995.

* The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and the redemptions.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
28                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28:

Class Y Shares                                                   1999(1)(2)
================================================================================
Net Asset Value, Beginning of Year                                 $17.19
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                              0.34
  Net realized and unrealized loss                                  (0.11)
--------------------------------------------------------------------------------
Total Income From Operations                                         0.23
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                             (0.37)
  In excess of net investment income                                (0.02)
  Net realized gains                                                (0.10)
--------------------------------------------------------------------------------
Total Distributions                                                 (0.49)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                                       $16.93
--------------------------------------------------------------------------------
Total Return++                                                       1.34%
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                     $1,498
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                                           0.53%
  Net investment income                                              4.56
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                13%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2)   For the period from September 22, 1998 (inception date) to February 28,
      1999.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  29

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney California Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney California Municipals Fund Inc. as of February 28, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended February 28, 1995 were audited by other auditors whose report thereon, dated April 10, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney California Municipals Fund Inc. as of February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended, in conformity with generally accepted accounting principles.


                                                        /s/ KPMG LLP

New York, New York
April 12, 1999


--------------------------------------------------------------------------------
30                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On March 9, 1998, the Special Meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

1.    To elect Directors of the Fund; and

2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                            Shares Voted        Percentage        Shares Voted      Percentage of
Name of Directors               For            Shares Voted         Against          Shares Voted
=================================================================================================
Herbert Barg               27,609,547.355         97.837%         610,436.281           2.163%
Alfred J. Bianchetti       27,596,286.096         97.790          623,697.540           2.210
Martin Brody               27,604,659.921         97.820          615,323.715           2.180
Dwight B. Crane            27,646,375.930         97.967          573,607.706           2.033
Burt N. Dorsett            27,639,835.113         97.944          580,148.523           2.056
Elliot S. Jaffe            27,620,742.983         97.877          599,240.653           2.123
Stephen E. Kaufman         27,645,342.474         97.964          574,641.162           2.036
Joseph J. McCann           27,646,097.324         97.966          573,886.312           2.034
Heath B. McLendon          27,627,254.908         97.900          592,728.728           2.100
Cornelius C. Rose, Jr.     27,644,219.497         97.960          575,764.139           2.040
=================================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

Please note that "M" indicates a modification of the policy; and "R" indicates the reclassification of the policy from fundamental (which would require shareholder approval to change) to non-fundamental (which can be changed by a vote of the Board of Directors).

================================================================================
         M        Issuance of Senior Securities      Approved
--------------------------------------------------------------------------------
         M        Borrowing                          Approved
--------------------------------------------------------------------------------
         M        Lending                            Approved
--------------------------------------------------------------------------------
         R        Margin and Short-Sales             Approved
--------------------------------------------------------------------------------
         M        Real Estate                        Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all Proposals.*

     Shares      Percentage    Shares      Percentage                 Percentage
     Voted       of Shares     Voted       of Shares      Shares      of Shares
      For          Voted      Against        Voted      Abstaining      Voted
================================================================================
 24,870,401.116    88.304%  773,372.549      2.746%   2,520,851.971     8.950%
================================================================================

* Broker non-votes constituted less than one percent of voted shares.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  31

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended February 28, 1999:

      o 99.74% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.

      o The Taxpayer Relief Act of 1997 enacted differing rates of tax on various long-term capital gain transactions. As a result, the Fund designates:

            o     Total long-term capital gain distributions paid of $2,629,866.


--------------------------------------------------------------------------------
32                                            1999 Annual Report to Shareholders

Smith Barney
California Municipals
Fund Inc.

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose

James J. Crisona, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David Fare
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney California Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney
--------------------

      A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney, Inc.

Smith Barney California
Municipals Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD0434 4/99